Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net	$ (1,701,780)	$ (28,797,518)	$ (83,538,021)	$ (1,210,595)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		(2,353,077)	(60,438,070)	34,562,831
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		(25,568,713)	(25,615,351)	(32,153,192)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		(612,906)	2,121,045	(3,161,108)
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		(191,786)	394,355	(176,674)
SUS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		(71,036)	0	0
Gas Bienestar
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment, net		$ 0	$ 0	$ (282,452)